Consolidated Statements of Income		12 Months Ended
		Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares
REVENUE
Total revenue		$ 78,739,564	$ 10,120,897	$ 66,972,301	$ 45,518,239
OPERATING EXPENSES
Merchandise costs		(60,931,870)	(7,831,961)	(52,067,436)	(34,046,287)
Selling, general and administrative expenses		(10,158,945)	(1,305,794)	(3,545,369)	(4,277,677)
Total operating expenses		(71,090,815)	(9,137,755)	(55,612,805)	(38,323,964)
INCOME FROM OPERATIONS		7,648,749	983,142	11,359,496	7,194,275
OTHER INCOME (EXPENSE)
Interest income		3,158,654	406,002	1,416,354	143,352
Interest expense				(2,028)	(7,151)
Gain (loss) from foreign currency exchange		(328,471)	(42,220)	(20,846)	143,450
Other income, net		45,922	5,902	818
Total other income, net		2,876,105	369,684	1,394,298	279,651
INCOME BEFORE INCOME TAX PROVISION		10,524,854	1,352,826	12,753,794	7,473,926
PROVISION FOR INCOME TAXES		(2,256,487)	(290,040)	(2,817,000)	(1,181,056)
NET INCOME		$ 8,268,367	$ 1,062,786	$ 9,936,794	$ 6,292,870
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	17,398,409	17,398,409	16,000,000	16,000,000
Diluted (in Shares)	[1]	17,398,409	17,398,409	16,000,000	16,000,000
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.48	$ 0.06	$ 0.62	$ 0.39
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.48	$ 0.06	$ 0.62	$ 0.39
Sales of Products
REVENUE
Sales		$ 75,769,626	$ 9,739,152	$ 59,966,287	$ 42,382,764
Sales of Tooling
REVENUE
Sales		$ 2,969,938	$ 381,745	$ 7,006,014	$ 3,135,475

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.